ALLEGIANT FUNDS

                               FIXED INCOME FUNDS

                                  A & C SHARES

   SUPPLEMENT DATED DECEMBER 14, 2009 TO THE PROSPECTUS DATED OCTOBER 1, 2009

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.


         Effective December 11, 2009, Brendan J. Burke is no longer a Portfolio Manager of the Taxable Fixed Income Management Team of PNC Capital Advisors, LLC (the "Adviser"). Timothy D. Compan, Jr., CFA and Sean T. Rhoderick, CFA have been added to the Taxable Fixed Income Management Team effective December 11, 2009. As a result of these changes, the information under "Taxable Fixed Income Management Team" on page 32 of the Prospectus should be deleted and replaced with the following:

-------------------------------------- ----------------------------------------------------------------------------
Name                                   Business experience
-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
TAXABLE FIXED INCOME MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Andrew D. Harding                      Mr. Harding has primary responsibility for taxable fixed income strategy
Chief Investment Officer, Fixed        and performance at the Adviser.
Income
Years with the Adviser: 9              Mr. Harding has been with the Adviser since 2000.
Industry experience:  28 years

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Timothy D. Compan, Jr., CFA            Mr. Compan has responsibility for corporate bond portfolio management and
Portfolio Manager, Corporate Bonds     trading.
Years with the Adviser: 6
Industry experience: 10 years          Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P. Mr. Compan had been with
                                       Goldman Sachs Asset Management, L.P. since 1999.

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Kenneth F. Karwowski, CFA              Mr. Karwowski has primary responsibility for high yield investment and
Portfolio Manager, High Yield          strategy.
Years with the Adviser:  3
Industry experience: 22 years          Prior to joining the Adviser in 2006, Mr. Karwowski served as a senior credit analyst covering several industries in both high yield and investment grade areas for Henderson Global Investors.

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Mark A. Lozina, CFA                    Mr. Lozina has day-to-day responsibility for fixed income security and
Portfolio Manager, Short Duration      portfolio research.
Years with the Adviser: 7
Industry experience:  13 years         Mr. Lozina has been with the Adviser since 2002.

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Sean T. Rhoderick, CFA                 Mr. Rhoderick has responsibility for fixed income portfolio management and
Portfolio Manager, Senior Credit       credit analysis, and has been with the Adviser since 2004. From 1998 to
Analyst                                2004 he was a corporate bond analyst with Freddie Mac.
Years with the Adviser: 5
Industry experience: 15 years          Prior to that, Mr. Rhoderick worked for Ernst & Young, and LACE Financial
                                       Corp.
-------------------------------------- ----------------------------------------------------------------------------


  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                    SP-FIAC-1209

                                 ALLEGIANT FUNDS

                               FIXED INCOME FUNDS

                                    I SHARES

   SUPPLEMENT DATED DECEMBER 14, 2009 TO THE PROSPECTUS DATED OCTOBER 1, 2009

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.


         Effective December 11, 2009, Brendan J. Burke is no longer a Portfolio Manager of the Taxable Fixed Income Management Team of PNC Capital Advisors, LLC (the "Adviser"). Timothy D. Compan, Jr., CFA and Sean T. Rhoderick, CFA have been added to the Taxable Fixed Income Management Team effective December 11, 2009. As a result of these changes, the information under "Taxable Fixed Income Management Team" on page 22 of the Prospectus should be deleted and replaced with the following:

-------------------------------------- ----------------------------------------------------------------------------
Name                                   Business experience
-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
TAXABLE FIXED INCOME MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Andrew D. Harding                      Mr. Harding has primary responsibility for taxable fixed income strategy
Chief Investment Officer, Fixed        and performance at the Adviser.
Income
Years with the Adviser: 9              Mr. Harding has been with the Adviser since 2000.
Industry experience:  28 years

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Timothy D. Compan, Jr., CFA            Mr. Compan has responsibility for corporate bond portfolio management and
Portfolio Manager, Corporate Bonds     trading.
Years with the Adviser: 6
Industry experience: 10 years          Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P. Mr. Compan had been with
                                       Goldman Sachs Asset Management, L.P. since 1999.

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Kenneth F. Karwowski, CFA              Mr. Karwowski has primary responsibility for high yield investment and
Portfolio Manager, High Yield          strategy.
Years with the Adviser:  3
Industry experience: 22 years          Prior to joining the Adviser in 2006, Mr. Karwowski served as a senior credit analyst covering several industries in both high yield and investment grade areas for Henderson Global Investors.

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Mark A. Lozina, CFA                    Mr. Lozina has day-to-day responsibility for fixed income security and
Portfolio Manager, Short Duration      portfolio research.
Years with the Adviser: 7
Industry experience:  13 years         Mr. Lozina has been with the Adviser since 2002.

-------------------------------------- ----------------------------------------------------------------------------
-------------------------------------- ----------------------------------------------------------------------------
Sean T. Rhoderick, CFA                 Mr. Rhoderick has responsibility for fixed income portfolio management and
Portfolio Manager, Senior Credit       credit analysis, and has been with the Adviser since 2004. From 1998 to
Analyst                                2004 he was a corporate bond analyst with Freddie Mac.
Years with the Adviser: 5
Industry experience: 15 years          Prior to that, Mr. Rhoderick worked for Ernst & Young, and LACE Financial
                                       Corp.
-------------------------------------- ----------------------------------------------------------------------------


  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                     SP-FII-1209

                                 ALLEGIANT FUNDS

                               FIXED INCOME FUNDS

  SUPPLEMENT DATED DECEMBER 14, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 1, 2009

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT
        CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND
                   SHOULD BE READ IN CONJUNCTION WITH THE SAI.

         Effective December 11, 2009, Brendan J. Burke is no longer a Portfolio Manager of the Taxable Fixed Income Management Team of PNC Capital Advisors, LLC. Timothy D. Compan, Jr., CFA and Sean T. Rhoderick, CFA have been added to the Taxable Fixed Income Management Team effective December 11, 2009.
As a result of these changes, the information regarding Mr. Burke under "Other Accounts Managed" on page 85 of the SAI should be deleted and the following information for Messrs. Compan and Rhoderick, as of November 30, 2009, should be inserted:

-----------------------------------------------------------------------------------------------------------------------------

                                                                                        # of Accounts    Total Assets with
                                                                                         Managed with    Performance-Based
                                                          Total # of                   Performance-Based
                                                           Accounts     Total Assets                        Advisory Fee
    Name of Portfolio Manager       Type of Accounts        Managed     (in millions)     Advisory Fee      (in millions)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. COMPAN, JR., CFA            Registered              0              $0              0                 $0
Portfolio Manager, Corporate           Investment
Bonds, Taxable Fixed Income            Companies:
Management Team
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled             1             $13.8            0                 $0
                                  Investment Vehicles:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:           295          $8,320.0           0                 $0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SEAN T. RHODERICK, CFA                 Registered
Portfolio Manager, Senior Credit       Investment
Analyst, Taxable Fixed Income          Companies:              1            $123.4            0                 $0
Management Team
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled             0              $0              0                 $0
                                  Investment Vehicles:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:          295           $8,320.0           0                 $0
-----------------------------------------------------------------------------------------------------------------------------


         Further, the information regarding the dollar range of shares beneficially owned by the members of the Taxable Fixed Income Management Team under "Ownership of Securities" on pages 88-89 of the SAI should be deleted and replaced with the following information:

BOND FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $0
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

GOVERNMENT MORTGAGE FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $0
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

                                                                     SP-SAI-1209

HIGH YIELD BOND FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $10,001 - $50,000
Kenneth F. Karwowski, CFA                                   $50,001 - $100,000
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

INTERMEDIATE BOND FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $0
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

LIMITED MATURITY BOND FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $0
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

TOTAL RETURN ADVANTAGE FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $0
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

ULTRA SHORT BOND FUND
Andrew D. Harding                                           $0
Timothy D. Compan, Jr., CFA*                                $0
Mark A. Lozina, CFA                                         $0
Sean T. Rhoderick, CFA*                                     $0

* The information is as of November 30, 2009.



  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                     SP-SAI-1209